UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC. - USAA GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2005

[LOGO OF USAA]
   USAA(R)

                    USAA GROWTH FUND

                              [GRAPHIC OF USAA GROWTH FUND]

                    S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                    5

FINANCIAL INFORMATION

   Portfolio of Investments                                                  14

   Notes to Portfolio of Investments                                         20

   Financial Statements                                                      21

   Notes to Financial Statements                                             24

   Expense Example                                                           37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                           WE BELIEVE LONG-TERM RATES COULD
[PHOTO OF CHRISTOPHER W. CLAUS]         GRADUALLY RISE OVER THE COURSE OF 2005,
                                         BUT DON'T THINK MARKET CONDITIONS WILL
                                             DRIVE LONG-TERM RATES OVER 5%.

                                                          "

                                                                   February 2005
--------------------------------------------------------------------------------

                 Despite predictions to the contrary, long-term interest rates basically ended the year where they started. The 10-year U.S. Treasury rates started 2004 at 4.25% and ended the year at 4.22%. This is significant because the behavior of long-term interest rates affects the balance between risk and return in both the stock and bond markets.

                 Could investors be surprised again by long-term interest rates in 2005? We are inclined to think so.

                 After 9/11 and the subsequent recession, the Federal Reserve Board (the Fed) pumped significant liquidity into the U.S. monetary system to stimulate spending and borrowing. As the economy improved, the Fed began raising short-term rates in measured increments. We expect the Fed to continue tightening until short-term rates reach at least 3.5%, which may happen by the end of 2005.

                 However, while the Fed controls short-term rates, MARKET DYNAMICS DRIVE THE DIRECTION AND MAGNITUDE OF CHANGE IN LONG-TERM RATES. Apparently, the market does not foresee economic conditions that would justify higher long-term rates. As a result, these rates stayed relatively steady.

                 What are some factors that COULD lead to an increase in long-term rates? One is the financing of the U.S. budget deficit. Some pundits predict that foreign investors will abandon U.S. Treasuries - the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 principal way in which the deficit is financed. We consider this scenario unlikely and expect Treasuries to continue serving as a safe haven for all investors. Another catalyst for higher long-term rates would be dramatic growth in the gross domestic product (GDP) and associated job creation. We anticipate modest GDP growth of approximately 3.5%, with surprises unlikely on the upside. Job growth is expected to be moderate, helping keep a lid on inflation. The third cause would be an increase in prices. If consumer demand rises and productivity does not keep pace, companies will be forced to hire additional workers - a cost they would try to pass on to customers. In our opinion, there will not be significant price inflation; most companies still have excess capacity, and the competitive environment will probably limit price increases.

                 We believe long-term rates could gradually rise over the course of 2005, but don't think market conditions will drive long-term rates over 5%. As rates go up, bond prices will go down. However, bond fund managers are already working to reduce the downside risk, and if rates DO rise dramatically, they will be able to buy bonds at higher interest rates, increasing possible income. In the long run, interest income is what really drives total return in a bond fund. The equity markets, however, would prefer lower long-term rates.
                 Equities tend to perform better in a lower-rate environment but, even with long-term rates at 5%, equities should still be able to provide mid-single-digit returns.

                 Whatever happens in the coming months, your portfolio management team will continue working hard on your behalf. From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in equity securities of companies that are selected for their growth potential.

                                            1/31/05                        7/31/04
Net Assets                               $875.2 Million                 $795.0 Million
Net Asset Value Per Share                    $13.34                         $11.78

                     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05

7/31/04 TO 1/31/05*          1 YEAR           5 YEARS           10 YEARS
     13.24%                  7.06%            -9.90%              3.50%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                LIPPER LARGE-CAP  LIPPER LARGE-CAP     USAA
                RUSSELL 1000      GROWTH FUNDS      GROWTH FUNDS      GROWTH
                GROWTH INDEX        AVERAGE           INDEX            FUND
                ------------    ----------------  ----------------    -------
 1/31/1995        $10000.00        $10000.00        $10000.00        $10000.00
 2/28/1995         10418.93         10361.52         10344.33         10146.88
 3/31/1995         10722.82         10669.00         10638.10         10569.16
 4/30/1995         10957.29         10891.29         10928.28         10875.15
 5/31/1995         11338.71         11241.13         11289.59         11217.87
 6/30/1995         11776.36         11790.55         11866.28         11297.43
 7/31/1995         12265.75         12387.10         12511.58         11664.63
 8/31/1995         12279.15         12459.54         12581.03         11695.23
 9/30/1995         12845.15         12872.81         13048.23         11871.74
10/31/1995         12854.05         12777.11         12974.20         11545.00
11/30/1995         13353.65         13219.66         13382.37         12226.07
12/31/1995         13430.21         13193.42         13387.59         12631.73
 1/31/1996         13879.44         13530.97         13781.35         12984.97
 2/29/1996         14133.28         13869.87         14091.23         13554.09
 3/31/1996         14151.42         13920.51         14097.91         13567.17
 4/30/1996         14523.75         14340.52         14433.45         14208.24
 5/31/1996         15031.24         14735.92         14859.40         14267.12
 6/30/1996         15051.66         14548.05         14725.45         13796.13
 7/31/1996         14169.78         13666.17         13936.96         13115.81
 8/31/1996         14535.52         14135.59         14355.43         13331.68
 9/30/1996         15593.96         15081.28         15354.56         13635.33
10/31/1996         15687.92         15159.36         15545.93         13850.79
11/30/1996         16865.80         16094.65         16551.11         15071.30
12/31/1996         16535.60         15746.52         16140.13         14880.42
 1/31/1997         17695.37         16704.32         17163.05         15607.07
 2/28/1997         17575.55         16414.65         16916.72         15749.24
 3/31/1997         16624.44         15550.86         16049.79         15054.19
 4/30/1997         17728.35         16360.63         16930.57         14769.85
 5/31/1997         19007.73         17533.80         18079.85         16578.56
 6/30/1997         19768.44         18230.51         18836.86         16776.02
 7/31/1997         21516.80         19946.93         20637.07         18687.41
 8/31/1997         20257.42         19058.16         19511.52         18347.78
 9/30/1997         21254.27         20113.19         20589.22         18398.57
10/31/1997         20468.70         19332.52         19874.41         16673.70
11/30/1997         21338.10         19714.96         20316.16         15957.09
12/31/1997         21577.14         19944.77         20593.34         15429.02
 1/31/1998         22222.34         20222.26         20957.86         15987.65
 2/28/1998         23893.95         21850.10         22558.26         17122.66
 3/31/1998         24846.47         22860.69         23607.90         17858.64
 4/30/1998         25190.30         23205.72         24003.59         18080.32
 5/31/1998         24475.50         22585.01         23466.76         17503.95
 6/30/1998         25974.52         23867.51         24810.02         18106.93
 7/31/1998         25802.59         23610.85         24798.30         17769.97
 8/31/1998         21930.24         19676.33         20748.49         15092.06
 9/30/1998         23614.87         21045.46         22257.77         16170.51
10/31/1998         25512.83         22415.48         23693.23         17911.24
11/30/1998         27453.46         23919.42         25320.12         19019.82
12/31/1998         29928.94         26344.81         28104.26         20387.14
 1/31/1999         31686.31         28031.61         29928.82         21661.92
 2/28/1999         30238.78         26846.52         28700.21         20802.83
 3/31/1999         31831.33         28317.51         30331.66         21347.84
 4/30/1999         31872.03         28434.26         30435.33         21837.43
 5/31/1999         30892.52         27583.97         29427.09         21514.12
 6/30/1999         33056.38         29557.84         31472.61         22733.46
 7/31/1999         32005.80         28681.88         30484.87         22197.69
 8/31/1999         32528.76         28636.23         30491.17         21957.51
 9/30/1999         31845.43         28409.75         30181.76         21393.52
10/31/1999         34250.32         30408.94         32496.24         22582.60
11/30/1999         36098.26         32145.38         34102.27         23207.38
12/31/1999         39852.77         36104.70         37889.46         24805.82
 1/31/2000         37984.13         34817.61         36368.68         23751.14
 2/29/2000         39841.01         37654.24         38281.43         24278.48
 3/31/2000         42692.66         39384.68         40968.04         26087.99
 4/30/2000         40661.15         37030.78         37797.95         25074.67
 5/31/2000         38613.61         34865.82         35622.05         24278.48
 6/30/2000         41540.06         37410.09         37977.91         25901.87
 7/31/2000         39808.35         36639.39         37208.46         25333.17
 8/31/2000         43412.74         39866.05         40426.56         27059.96
 9/30/2000         39306.12         37231.26         37343.64         24527.35
10/31/2000         37446.25         35319.94         35369.04         23417.76
11/30/2000         31926.42         30802.26         30623.64         20384.86
12/31/2000         30916.21         31082.67         30433.31         20078.40
 1/31/2001         33052.08         31603.27         31318.86         21452.19
 2/28/2001         27440.77         27235.94         26470.23         17679.56
 3/31/2001         24454.72         24695.49         23720.12         15386.40
 4/30/2001         27547.59         27095.34         26266.67         17658.43
 5/31/2001         27142.17         26873.72         26066.96         17521.05
 6/30/2001         26513.58         26011.19         25315.85         17108.91
 7/31/2001         25850.95         25126.39         24408.54         16633.37
 8/31/2001         23737.00         23149.29         22553.07         14720.64
 9/30/2001         21367.07         20892.09         20285.34         12744.50
10/31/2001         22488.08         21660.45         21126.59         13780.13
11/30/2001         24648.41         23592.27         23062.41         15502.64
12/31/2001         24602.09         23721.70         23169.37         15291.29
 1/31/2002         24167.46         23118.37         22645.76         14900.29
 2/28/2002         23164.53         22135.03         21708.34         13970.34
 3/31/2002         23965.75         23058.21         22581.85         14784.05
 4/30/2002         22009.77         21555.09         21078.27         13431.40
 5/31/2002         21477.29         21091.27         20694.05         13177.77
 6/30/2002         19490.54         19364.23         19008.81         11708.88
 7/31/2002         18419.05         17832.17         17578.26         10926.88
 8/31/2002         18474.11         17890.43         17675.44         10979.72
 9/30/2002         16557.81         16300.26         15962.89         10123.74
10/31/2002         18076.68         17532.11         17191.66         10831.77
11/30/2002         19058.52         18225.13         17903.38         10990.28
12/31/2002         17742.03         16967.33         16655.92         10430.20
 1/31/2003         17311.52         16625.02         16271.69         10187.15
 2/28/2003         17232.02         16465.65         16096.84         10092.04
 3/31/2003         17552.73         16763.63         16398.75         10387.93
 4/30/2003         18850.52         17935.52         17599.56         11000.85
 5/31/2003         19791.44         18833.45         18461.62         11486.96
 6/30/2003         20063.96         18978.68         18614.52         11634.91
 7/31/2003         20563.22         19504.65         19154.36         11930.80
 8/31/2003         21074.65         19960.05         19625.62         12068.18
 9/30/2003         20849.04         19537.20         19207.84         11983.64
10/31/2003         22020.08         20728.62         20373.06         12649.39
11/30/2003         22250.62         20908.26         20566.90         12659.96
12/31/2003         23020.12         21494.29         21146.77         13024.91
 1/31/2004         23490.24         21880.87         21552.13         13172.92
 2/29/2004         23639.48         21998.23         21645.42         13236.36
 3/31/2004         23200.96         21731.94         21404.00         13130.64
 4/30/2004         22931.25         21240.38         20923.50         12908.62
 5/31/2004         23358.66         21684.92         21302.55         13077.77
 6/30/2004         23650.54         22012.63         21607.37         13278.65
 7/31/2004         22313.53         20714.56         20329.59         12454.02
 8/31/2004         22203.33         20510.95         20186.19         12401.16
 9/30/2004         22414.51         20958.90         20659.20         12940.34
10/31/2004         22764.09         21262.23         20908.19         13204.64
11/30/2004         23547.14         22159.43         21840.95         14018.70
12/31/2004         24470.39         22982.42         22722.78         14674.17
 1/31/2005         23654.34         22190.80         21940.71         14103.27

                              [END CHART]

                       DATA FROM 1/31/95 THROUGH 1/31/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund to the following benchmarks:

                 o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Large-Cap Growth Funds Average is an average
                   performance level of all large-capitalization growth funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM?

                 The USAA Growth Fund had a total return of 13.24% for the six months ended January 31, 2005. This compares favorably to a 7.42% return for the Lipper Large-Cap Growth Funds Average, a 7.93% return for the Lipper Large-Cap Growth Funds Index, and a 6.01% return for the Russell 1000 Growth Index. Both of the Fund's subadvisers, Loomis, Sayles & Company, L.P. (Loomis Sayles) and Marsico Capital Management, LLC (Marsico Capital), turned in exceptional performance during the period.

HOW DID LOOMIS SAYLES ACHIEVE ITS STRONG INVESTMENT RESULTS DURING THE PERIOD?

                 Strong stock selection across industry sectors was the primary factor. Our focus was on companies that are building revenue and earnings rapidly; we are avoiding what we call "old growth companies" that tend to have more representation in the Russell 1000 Growth Index.

                 Our focus on "new leaders" can be seen in health care, where we did not own some of the large pharmaceutical stocks (Merck & Co., Inc, Eli Lilly and Co.) that are significant constituents in the index. Instead, we had large positions in UnitedHealth Group, Inc., a managed care provider, WellPoint, Inc., a BlueCross BlueShield provider, and Johnson & Johnson, Inc., whose business is less affected by patent expirations than other large-cap pharmaceutical companies.

                 In technology, we also de-emphasized the big index names in favor of stocks such as Apple Computer, Inc., which was up 138% during the period based on strong iPod sales and new product innovations. Other "new leaders" that helped performance in technology were Autodesk, Inc. and Adobe Systems, Inc.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In financial services, our strongest holding was the Chicago Mercantile Exchange Holdings, Inc., which rose 71% as the stock market recognized the company's strong execution and leveraging of technology to build floor- and electronic-trading profitably. Regional brokerage Legg Mason, Inc. was another big gainer, up 48%.

                 Not all of our holdings did well. We purchased Coventry Health Care, Inc. last summer, but sold the stock at a loss after the company made an acquisition that neither we nor the market liked.

DOES LOOMIS SAYLES HAVE PRICE TARGETS IN PLACE THAT MAY COMPEL YOU TO SELL RAPIDLY APPRECIATING STOCKS?

                 We do have valuation targets. As a growth manager, we try to hold our positions as long as we're seeing superior revenue and earnings growth as well as strong return on capital. If a stock approaches or passes a target, we're more likely to trim our exposure, and then perhaps add back later on weakness.

WHAT'S LOOMIS SAYLES' OUTLOOK?

                 We expect steady economic growth, but don't expect the economy to provide a big tailwind. In our view, this will favor companies that can create strong internal revenue and earnings growth, as opposed to companies that require cyclical recovery or leverage to drive their growth.

HOW DID MARSICO CAPITAL ACHIEVE ITS STRONG RESULTS?

                 Positions in a variety of diversified financial services companies were an important factor - they gained 24% in aggregate for the six-month period. These positions, which include SLM Corp. (Sallie Mae), Citigroup, Inc., Merrill Lynch & Co., Inc., and Goldman Sachs Group, Inc., rallied with the overall improvement in investor confidence.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-19.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 Health care was another area of strength. Longtime holding UnitedHealth Group, Inc. rose by 41% during the period, making it the single largest positive contributor to performance. The company provides a wide variety of health care services, has a dominant and growing market share in a steadily growing industry, and in our opinion makes excellent use of technology and databases to identify appropriate health care solutions.

                 Although we had a relatively modest allocation to the information technology sector, our holdings were significant contributors to investment results. For example, home entertainment software developer Electronic Arts, Inc. rose 28%. The producer of "Madden NFL 2004" and "James Bond 007," Electronic Arts, Inc. has been steadily gaining share in fast-growing markets and has successfully expanded beyond sports.

                 Our portion of the Fund had an underweight position in semiconductor and semiconductor-equipment companies that proved beneficial as the industry struggled. Industrial companies Caterpillar, Inc., FedEx Corp., and General Electric Co. posted solid gains, as did holdings in the hotel/leisure and homebuilding sectors.

WERE THERE ANY AREAS OF WEAKNESS?

                 Sure. Stock selection in the retailing industry was the primary detractor, with holding Tiffany & Co. declining by 12% over the period. Stock selection was also weak in telecommunications because our sole position, Verizon Communications, Inc., declined by more than 5% before we sold it. Our media-related holdings declined by 6% in aggregate, while the media sector as a whole enjoyed 12% average price gains.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-19.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW IS THE MARSICO CAPITAL PORTION POSITIONED MOVING INTO THE SECOND HALF OF THE REPORTING YEAR?

                 As of January 31, 2005, our economic sector allocations emphasize health care, consumer discretionary, financial, industrial, and information technology companies. Our portion of the Fund has little or no exposure to energy, utilities, or materials.

                 We thank you, the Fund's shareholders, for your confidence and support.

                              [LOGO OF LIPPER LEADER EXPENSE]

                 The Fund is listed as a Lipper Leader for Expense of 549 funds within the Lipper Large-Cap Growth Funds category for the overall period ending January 31, 2005.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 549 AND 429 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 138 FUNDS FOR THE 10-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

           TOP 10 EQUITY HOLDINGS
             (% of Net Assets)

UnitedHealth Group, Inc.                 4.7%

General Electric Co.                     4.1%

SLM Corp.                                3.7%

Dell, Inc.                               2.9%

Apple Computer, Inc.                     2.6%

QUALCOMM, Inc.                           2.5%

Genentech, Inc.                          2.3%

Johnson & Johnson, Inc.                  2.3%

Nike, Inc. "B"                           2.2%

Zimmer Holdings, Inc.                    2.0%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-19.

 . . . C O N T I N U E D
========================--------------------------------------------------------

            ASSET ALLOCATION
               1/31/2005

    [PIE CHART OF ASSET ALLOCATION]

Financials                          20.9%
Information Technology              20.8%
Health Care                         19.5%
Consumer Discretionary              17.4%
Industrials                         12.2%
Consumer Staples                     4.5%
Energy                               2.6%
Materials                            0.2%
Other*                               4.4%

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              COMMON STOCKS (98.1%)

              AEROSPACE & DEFENSE (0.6%)
    21,077    General Dynamics Corp.                                    $  2,176
    34,172    Lockheed Martin Corp.                                        1,976
    15,724    United Technologies Corp.                                    1,583
                                                                        --------
                                                                           5,735
                                                                        --------
              AIR FREIGHT & LOGISTICS (2.2%)
   132,375    Expeditors International of Washington, Inc.                 7,431
   127,369    FedEx Corp.                                                 12,183
                                                                        --------
                                                                          19,614
                                                                        --------
              APPAREL, ACCESSORIES, & LUXURY GOODS (1.7%)
   262,025    Coach, Inc.*                                                14,700
                                                                        --------
              APPAREL RETAIL (2.2%)
   117,000    American Eagle Outfitters, Inc.                              5,944
   156,350    Chico's FAS, Inc.*                                           8,236
   119,800    Urban Outfitters, Inc.*                                      5,040
                                                                        --------
                                                                          19,220
                                                                        --------
              APPLICATION SOFTWARE (0.6%)
   174,975    Autodesk, Inc.                                               5,139
                                                                        --------
              ASSET MANAGEMENT & CUSTODY BANKS (2.7%)
   199,275    Legg Mason, Inc.(a)                                         15,390
   142,725    T. Rowe Price Group, Inc.                                    8,542
                                                                        --------
                                                                          23,932
                                                                        --------
              BIOTECHNOLOGY (3.1%)
   107,000    Biogen Idec, Inc.*                                           6,951
   421,602    Genentech, Inc.*                                            20,114
                                                                        --------
                                                                          27,065
                                                                        --------
              CASINOS & GAMING (0.4%)
    22,999    MGM Mirage, Inc.*                                            1,651
    30,594    Wynn Resorts Ltd.*                                           2,006
                                                                        --------
                                                                           3,657
                                                                        --------
              COMMUNICATIONS EQUIPMENT (3.6%)
  291,050     Juniper Networks, Inc.*                                      7,314
   68,946     LM Ericsson Telephone Co. ADR "B" (Sweden)*(a)               2,022
  589,872     QUALCOMM, Inc.                                              21,967
                                                                        --------
                                                                          31,303
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              COMPUTER HARDWARE (5.5%)
   292,075    Apple Computer, Inc.*                                     $ 22,461
   609,844    Dell, Inc.*                                                 25,467
                                                                        --------
                                                                          47,928
                                                                        --------
              COMPUTER STORAGE & PERIPHERALS (1.6%)
   437,925    Network Appliance, Inc.*                                    13,943
                                                                        --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
   113,904    Caterpillar, Inc.                                           10,149
                                                                        --------
              CONSUMER ELECTRONICS (0.5%)
    39,495    Harman International Industries, Inc.                        4,805
                                                                        --------

              CONSUMER FINANCE (7.2%)
   256,950    American Express Co.                                        13,708
   129,050    Capital One Financial Corp.                                 10,102
   103,150    First Marblehead Corp.*                                      6,636
   652,729    SLM Corp.                                                   32,760
                                                                        --------
                                                                          63,206
                                                                        --------
              DIVERSIFIED CAPITAL MARKETS (0.4%)
    38,207    UBS AG (Switzerland)                                         3,109
                                                                        --------
              DRUG RETAIL (1.6%)
    57,083    CVS Corp.                                                    2,646
   264,350    Walgreen Co.                                                11,264
                                                                        --------
                                                                          13,910
                                                                        --------
              ELECTRICAL COMPONENTS & EQUIPMENT (1.0%)
   152,825    Rockwell Automation, Inc.                                    8,658
                                                                        --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    29,490    Monsanto Co.                                                 1,596
                                                                        --------
              FOOD RETAIL (1.2%)
   117,500    Whole Foods Market, Inc.                                    10,507
                                                                        --------
              FOOTWEAR (2.2%)
   222,578    Nike, Inc. "B"                                              19,282
                                                                        --------
              GENERAL MERCHANDISE STORES (0.5%)
   90,811     Target Corp.                                                 4,610
                                                                        --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT (5.5%)
    30,892    Boston Scientific Corp.*                                  $  1,021
    83,650    Kinetic Concepts, Inc.*                                      5,437
    99,745    Medtronic, Inc.                                              5,236
   306,290    St. Jude Medical, Inc.*                                     12,031
   132,100    Stryker Corp.                                                6,491
    15,767    Wright Medical Group, Inc.*                                    433
   226,682    Zimmer Holdings, Inc.*                                      17,874
                                                                        --------
                                                                          48,523
                                                                        --------
              HEALTH CARE SERVICES (1.4%)
   178,100    Caremark Rx, Inc.*                                           6,964
    54,479    Quest Diagnostics, Inc.                                      5,192
                                                                        --------
                                                                          12,156
                                                                        --------
              HOME ENTERTAINMENT SOFTWARE (1.2%)
   161,094    Electronic Arts, Inc.*                                      10,365
                                                                        --------
              HOME IMPROVEMENT RETAIL (2.5%)
   293,050    Home Depot, Inc.                                            12,091
   168,002    Lowe's Companies, Inc.                                       9,575
                                                                        --------
                                                                          21,666
                                                                        --------
              HOMEBUILDING (1.7%)
    24,951    KB Home                                                      2,711
   109,302    Lennar Corp. "A"                                             6,172
     5,435    Lennar Corp. "B"                                               282
    59,508    M.D.C. Holdings, Inc.                                        4,332
    13,269    Toll Brothers, Inc.*                                         1,036
                                                                        --------
                                                                          14,533
                                                                        --------
              HOTELS, RESORTS, & CRUISE LINES (2.2%)
    59,065    Four Seasons Hotels, Inc. (Canada)                           4,546
   110,915    Royal Caribbean Cruises Ltd.                                 5,878
   149,250    Starwood Hotels & Resorts Worldwide, Inc. "B"                8,640
                                                                        --------
                                                                          19,064
                                                                        --------
              HOUSEHOLD PRODUCTS (1.4%)
   225,853    Procter & Gamble Co.                                        12,022
                                                                        --------
              INDUSTRIAL CONGLOMERATES (5.0%)
  981,551     General Electric Co.                                        35,463
  218,940     Tyco International Ltd. (Bermuda)                            7,913
                                                                        --------
                                                                          43,376
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              INDUSTRIAL MACHINERY (1.4%)
   228,600    Danaher Corp.                                             $ 12,546
                                                                        --------
              INTERNET RETAIL (1.0%)
   107,275    eBay, Inc.*                                                  8,743
                                                                        --------
              INTERNET SOFTWARE & SERVICES (3.6%)
    59,150    Google, Inc. "A"*(a)                                        11,571
   252,675    VeriSign, Inc.*                                              6,529
   388,775    Yahoo!, Inc.*                                               13,689
                                                                        --------
                                                                          31,789
                                                                        --------
              INVESTMENT BANKING & BROKERAGE (3.4%)
   146,258    Goldman Sachs Group, Inc.                                   15,774
    98,100    Lehman Brothers Holdings, Inc.                               8,946
    83,095    Merrill Lynch & Co., Inc.                                    4,991
                                                                        --------
                                                                          29,711
                                                                        --------
              IT CONSULTING & OTHER SERVICES (0.4%)
   102,800    Cognizant Technology Solutions Corp. "A"*                    3,896
                                                                        --------
              LEISURE PRODUCTS (0.0%)(f)
     9,474    Brunswick Corp.                                                437
                                                                        --------
              LIFE & HEALTH INSURANCE (1.0%)
   160,300    Prudential Financial, Inc.                                   8,642
                                                                        --------
              MANAGED HEALTH CARE (6.5%)
       175    Aetna, Inc.                                                     22
    23,666    PacifiCare Health Systems, Inc. "A"*                         1,456
   460,555    UnitedHealth Group, Inc.                                    40,944
   120,225    WellPoint, Inc.*                                            14,607
                                                                        --------
                                                                          57,029
                                                                        --------
              MOTORCYCLE MANUFACTURERS (0.1%)
     8,851    Harley-Davidson, Inc.                                          532
                                                                        --------
              MOVIES & ENTERTAINMENT (0.1%)
     6,484    Pixar, Inc.*                                                   565
                                                                        --------
              OIL & GAS EXPLORATION & PRODUCTION (2.6%)
   189,925    Burlington Resources, Inc.                                   8,302
    86,050    EOG Resources, Inc.                                          6,389

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
   218,800    XTO Energy, Inc.                                          $  7,857
                                                                        --------
                                                                          22,548
                                                                        --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
   298,737    Citigroup, Inc.                                             14,653
                                                                        --------
              PHARMACEUTICALS (3.0%)
   317,125    Johnson & Johnson, Inc.                                     20,518
   235,561    Pfizer, Inc.                                                 5,691
                                                                        --------
                                                                          26,209
                                                                        --------
              PUBLISHING (0.2%)
    25,277    Getty Images, Inc.*                                          1,762
                                                                        --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)(f)
     5,137    St. Joe Co.                                                    353
                                                                        --------
              REGIONAL BANKS (0.2%)
    34,371    UCBH Holdings, Inc.                                          1,515
                                                                        --------
              RESTAURANTS (1.8%)
   228,101    Starbucks Corp.*                                            12,317
    66,052    Yum! Brands, Inc.                                            3,062
                                                                        --------
                                                                          15,379
                                                                        --------
              SOFT DRINKS (0.3%)
    45,103    PepsiCo, Inc.                                                2,422
                                                                        --------
              SPECIALIZED FINANCE (2.9%)
    75,887    Chicago Mercantile Exchange Holdings, Inc.                  16,278
   113,500    Moody's Corp.                                                9,509
                                                                        --------
                                                                          25,787
                                                                        --------
              SPECIALTY STORES (0.3%)
    33,324    Bed Bath & Beyond, Inc.*                                     1,343
    51,933    Tiffany & Co.                                                1,632
                                                                        --------
                                                                           2,975
                                                                        --------
              SYSTEMS SOFTWARE (4.3%)
    96,025    Adobe Systems, Inc.                                          5,464
   317,500    Microsoft Corp.                                              8,344
   918,750    Oracle Corp.*                                               12,651
   472,975    Symantec Corp.*                                             11,044
                                                                        --------
                                                                          37,503
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (1.4%)
   338,985    Countrywide Financial Corp.                               $ 12,542
                                                                        --------
              TRADING COMPANIES & DISTRIBUTORS (0.8%)
   117,225    Fastenal Co.(a)                                              7,049
                                                                        --------
              Total common stocks (cost: $722,720)                       858,360
                                                                        --------
              MONEY MARKET INSTRUMENTS (2.4%)

              MONEY MARKET FUNDS(b)
 1,108,021    SSgA Money Market Fund, 1.99%                                1,108
19,711,616    SSgA Prime Money Market Fund, 2.19%                         19,712
                                                                        --------
              Total money market instruments (cost: $20,820)              20,820
                                                                        --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (2.0%)

              MONEY MARKET FUNDS (0.1%)(b)
   576,610    AIM Short-Term Investment Co.
                Liquid Assets Portfolio, 2.26%                               576
     1,610    Merrill Lynch Premier Institutional Fund, 2.25%                  2
                                                                        --------
                                                                             578
                                                                        --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (1.9%)(c)
   $12,500    CS First Boston, LLC, 2.48%, acquired on 1/31/2005
                and due 2/01/2005 at $12,500 (collateralized by
                $13,805 of Fannie Mae Discount Notes(d), 2.43%(e),
                due 3/09/2005; market value $13,770)                      12,500
     4,500    Morgan Stanley & Co., Inc., 2.50%, acquired on 1/31/2005
                and due 2/01/2005 at $4,500 (collateralized by $4,675
                of Fannie Mae Discount Notes(d), 2.45%(e), due
                3/16/2005; market value $4,661)                            4,500
                                                                        --------
                                                                          17,000
                                                                        --------
              Total short-term investments purchased with cash
                collateral from securities loaned (cost: $17,578)         17,578
                                                                        --------

              TOTAL INVESTMENTS (COST: $761,118)                        $896,758
                                                                        ========

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2005.

         (b) Rate represents the money market fund annualized seven-day yield at January 31, 2005.

         (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (f) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding January 31, 2005.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

ASSETS

   Investments in securities, at market value (including securities
      on loan of $17,539) (identified cost of $761,118)                  $  896,758
   Cash                                                                         455
   Receivables:
      Capital shares sold                                                       761
      USAA Investment Management Company (Note 7D)                              660
      Dividends and interest                                                    225
      Securities sold                                                        16,461
      Other                                                                       3
                                                                         ----------
         Total assets                                                       915,323
                                                                         ----------
LIABILITIES

   Payables:
      Upon return of securities loaned                                       17,581
      Securities purchased                                                   21,204
      Capital shares redeemed                                                   728
   Accrued management fees                                                      562
   Accrued transfer agent's fees                                                  2
   Other accrued expenses and payables                                           37
                                                                         ----------
         Total liabilities                                                   40,114
                                                                         ----------
            Net assets applicable to capital shares outstanding          $  875,209
                                                                         ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                       $1,175,312
   Accumulated undistributed net investment income                              462
   Accumulated net realized loss on investments                            (436,205)
   Net unrealized appreciation of investments                               135,640
                                                                         ----------
            Net assets applicable to capital shares outstanding          $  875,209
                                                                         ==========
   Capital shares outstanding                                                65,592
                                                                         ==========
   Authorized shares of $.01 par value                                      150,000
                                                                         ==========
   Net asset value, redemption price, and offering price per share       $    13.34
                                                                         ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED)

INVESTMENT INCOME

   Dividends                                                       $  4,583
   Interest                                                              64
   Securities lending                                                    10
                                                                   --------
      Total income                                                    4,657
                                                                   --------
EXPENSES

   Management fees                                                    3,100
   Administrative and servicing fees                                    636
   Transfer agent's fees                                              1,095
   Custody and accounting fees                                           83
   Postage                                                              121
   Shareholder reporting fees                                            51
   Directors' fees                                                        3
   Registration fees                                                     20
   Professional fees                                                     32
   Other                                                                 12
                                                                   --------
      Total expenses                                                  5,153
   Expenses paid indirectly                                            (165)
   Expenses reimbursed                                                 (910)
                                                                   --------
      Net expenses                                                    4,078
                                                                   --------
NET INVESTMENT INCOME                                                   579
                                                                   --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY

   Net realized gain (loss) on:
      Investments                                                    18,196
      Foreign currency transactions                                      (2)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                    85,502
      Foreign currency transactions                                       1
                                                                   --------
         Net realized and unrealized gain                           103,697
                                                                   --------
Increase in net assets resulting from operations                   $104,276
                                                                   ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED),
AND YEAR ENDED JULY 31, 2004

                                                                1/31/2005     7/31/2004
                                                                -----------------------
FROM OPERATIONS

   Net investment income                                        $     579     $       1
   Net realized gain on investments                                18,196        74,478
   Net realized loss on foreign currency transactions                  (2)          (77)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                  85,502       (40,214)
      Foreign currency translations                                     1           (64)
                                                                -----------------------
         Increase in net assets resulting
            from operations                                       104,276        34,124
                                                                -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                -          (366)
                                                                -----------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                       37,338        88,381
   Shares issued for dividends reinvested                               -           358
   Cost of shares redeemed                                        (61,379)      (97,227)
                                                                -----------------------
      Decrease in net assets from
         capital share transactions                               (24,041)       (8,488)
                                                                -----------------------
Net increase in net assets                                         80,235        25,270

NET ASSETS

   Beginning of period                                            794,974       769,704
                                                                -----------------------
   End of period                                                $ 875,209     $ 794,974
                                                                =======================
Accumulated undistributed (overdistribution of)
   net investment income:
   End of period                                                $     462     $    (117)
                                                                =======================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                      2,911         7,278
   Shares issued for dividends reinvested                               -            29
   Shares redeemed                                                 (4,814)       (7,998)
                                                                -----------------------
      Decrease in shares outstanding                               (1,903)         (691)
                                                                =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Growth Fund (the Fund). The Fund's investment objective is long-term growth of capital.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Equity securities, except as otherwise noted, traded
                    primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                    (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                    value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type;

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                    indications as to values from dealers in securities; and general market conditions.

                 6. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                 Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions,

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                 and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $163,000 and $2,000, respectively, resulting in a total reduction in Fund expenses of $165,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

          Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. However, because Bank of America is an affiliate of one of the Fund's subadvisers, Marsico Capital Management, LLC (Marsico Capital), under the terms of the loan agreement, the Fund could not initiate any borrowings from the $50 million Bank of America commitment. Subject to availability under its agreement with

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

         Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2005, the Fund paid CAPCO facility fees of $1,000. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2004, the Fund had capital loss carryovers of $450,577,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                       CAPITAL LOSS CARRYOVERS
------------------------------------------------------------------
EXPIRES                                                  BALANCE
-------                                               ------------
 2010                                                 $252,843,000
 2011                                                  197,734,000
                                                      ------------
                                             Total    $450,577,000
                                                      ============

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2005, were $476,671,000 and $495,153,000, respectively.

         The cost of securities, including short-term securities, at January 31, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2005, were $142,798,000 and $7,158,000, respectively, resulting in net unrealized appreciation of $135,640,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2005, the Fund did not have any open foreign currency contracts.

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2005, the Fund received securities-lending income of $10,000, which is net of the 20% income retained by MetWest. As of January 31, 2005, the Fund loaned securities having a fair market value of approximately $17,539,000 and received cash collateral of $17,581,000 for the loans. Of this amount, $17,578,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $3,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund,

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                 subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

34

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                 (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended January 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $3,100,000, which is net of a performance adjustment of $(83,000) that decreased the base management fee of 0.75% by 0.02%.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Loomis, Sayles & Company, L.P. (Loomis Sayles) and Marsico Capital, under which Loomis Sayles and Marsico Capital direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Loomis Sayles and Marsico Capital subadvisory fees in the annual amounts of 0.20% of the portion of the Fund's average daily net assets that Loomis Sayles and Marsico Capital each manage. For the six-month period ended January 31, 2005, the Manager paid subadvisory fees to Loomis Sayles and Marsico Capital of $538,000 and $309,000, respectively.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2005, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $636,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2005, the Fund incurred reimbursable expenses of $910,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,095,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                 PERIOD ENDED
                                  JANUARY 31,                                   YEAR ENDED JULY 31,
                                 ----------------------------------------------------------------------------------------------
                                     2005              2004           2003            2002              2001               2000
                                 ----------------------------------------------------------------------------------------------
Net asset value at
   beginning of period           $  11.78          $  11.29       $  10.34        $  15.74        $    24.50         $    24.03
                                 ----------------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment
      income (loss)                   .01               .00(e)         .00(e)         (.04)(a)          (.07)(a)           (.03)(a)
   Net realized and
      unrealized gain (loss)         1.55               .50            .95           (5.36)(a)         (8.18)(a)           3.06(a)
                                 ----------------------------------------------------------------------------------------------
Total from investment
   operations                        1.56               .50            .95           (5.40)(a)         (8.25)(a)           3.03(a)
                                 ----------------------------------------------------------------------------------------------
Less distributions:
   From net investment income           -              (.01)             -               -                 -               (.02)
   From realized capital gains          -                 -              -               -              (.51)             (2.54)
                                 ----------------------------------------------------------------------------------------------
Total distributions                     -              (.01)             -               -              (.51)             (2.56)
                                 ----------------------------------------------------------------------------------------------
Net asset value at
   end of period                 $  13.34          $  11.78       $  11.29        $  10.34        $    15.74         $    24.50
                                 ==============================================================================================
Total return (%)*                   13.24              4.39           9.19          (34.31)           (34.34)             14.13
Net assets at end
   of period (000)               $875,209          $794,974       $769,704        $728,286        $1,188,743         $1,874,570
Ratio of expenses to
   average net assets (%)**          1.00(b,c,d)       1.00(c,d)      1.00(c,d)       1.00(c,d)          .99(c)             .96(c)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**              1.21(b,c)         1.20(c)        1.28(c)         1.22(c)              -                  -
Ratio of net investment
   income (loss) to average
   net assets (%)**                   .14(b)            .00(f)         .05            (.27)             (.39)              (.11)
Portfolio turnover (%)              57.42            119.52          54.10          114.41            101.08             133.43

  *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 **  For the six-month period ended January 31, 2005, average net assets were $842,130,000.
(a)  Calculated using average shares.
(b)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c)  Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                     (.04%)            (.02%)         (.01%)             -                 -                  -
(d)  Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets.
(e)  Represents less than $0.01 per share.
(f)  Represents less than 0.01%.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2004, through January 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                             BEGINNING               ENDING          DURING PERIOD*
                                           ACCOUNT VALUE          ACCOUNT VALUE     AUGUST 1, 2004 -
                                           AUGUST 1, 2004       JANUARY 31, 2005    JANUARY 31, 2005
                                           ----------------------------------------------------------
Actual                                      $1,000.00            $1,132.40                 $5.16
Hypothetical
  (5% return before expenses)                1,000.00             1,020.36                  4.89

*Expenses are equal to the Fund's annualized expense ratio of 0.96%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 13.24% for the six-month period of August 1, 2004, through January 31, 2005.

 N O T E S
==========----------------------------------------------------------------------

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            DIRECTORS        Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23420-0305                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 18, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 18, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MARCH 18, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.